Events after the reporting date (Details Narrative) $ in Thousands	6 Months Ended		7 Months Ended	10 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 31, 2025 USD ($)	Oct. 23, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase of property, plant and equipment, classified as investing activities	$ (0)	$ 19,634
Payment of installments	$ (0)	$ 10,921
Repayment of Debt			$ 19,000
m/v GLBS Angel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built				2016
Vessel type				Kamsarmax
Vessel Capacity				81,119
Purchase of property, plant and equipment, classified as investing activities				$ 27,500
Payment of installments				$ 18,000
Vessel Delivery Date				Nov. 19, 2024
m/v GLBS Gigi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built				2014
Vessel type				dry bulk
Vessel Capacity				81,817
Purchase of property, plant and equipment, classified as investing activities				$ 26,500
Payment of installments				$ 17,000
Vessel Delivery Date				Dec. 03, 2024